Income Taxes - Schedule for Income Tax Provision Differs from the Amount of Income Tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,118,472	$ 1,005,468
Accelerated tax depreciation	19,183	19,183
Net deferred tax assets	1,137,655	986,285
Less: Valuation allowance	(1,137,655)	(986,285)
Net